TAXES ON INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of loss (income) before taxes
	Year ended December 31,
	2025	2024	2023

Domestic (Israel)	$(35,150)	$10,129	$10,164
Foreign	(247)	(420)	(380)

	$(35,397)	$9,709	$9,784

Schedule of deferred tax assets and liabilities
	December 31,
	2025	2024

Deferred tax asset:
Operating loss carryforward	$46,083	$95,485
Research and development	8,170	11,779
Accrued social benefits and other	1,365	2,535
Lease liabilities	355	670
Property and equipment	-	-

Deferred tax asset before valuation allowance	55,973	110,469
Valuation allowance	(55,670)	(109,814)

Deferred tax asset after valuation allowance	303	655

Deferred tax liabilities:
Right of use assets	(303)	(655)

Deferred tax liabilities	(303)	(655)

Net deferred tax assets	$-	$-

Schedule of effective income tax rate reconciliation
	Year Ended December 31, 2025
	Amount	Percent

Income (loss) before income taxes	$35,397	100%

Israel statutory tax rate	$8,141	23%
Effect of benefitted income preferred technological enterprise in Israel	(3,867)	(10.93)%
Changes in valuation allowance	(4,402)	(12.43)%
Non taxable or non deductible items	234	0.66%
Other	7	0.02%
Foreign tax effects - United States:
Statutory tax rate difference between the United States and Israel	(5)	(0.01)%
State tax change in rate	86	0.24%
Changes in valuation allowance	(155)	(0.44)%
Other	15	0.04%

Effective tax rate	$54	0.15%

Schedule of domestic and foreign taxes of income
Year ended
December 31, 2025
Tax paid during the year for Taxes of income
Domestic (Israel)	$54
Foreign (United States)	1
$55